Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017
Customer A [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage	12.35%					[1]
Customer B [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage		[1]			10.89%
Customer G [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage	12.02%					[1]
Supplier A [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage	14.16%				10.65%
Supplier B [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage	11.99%				13.23%
Supplier C [Member]
Concentration Risk [Line Items]
Customer, concentration risk percentage	12.76%					[1]

[1]	Less than 10%